Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Loans Past Due but Not Impaired) (Details) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 961,701	$ 957,643
Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	2,725	2,843
Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	536	554
Financial assets past due but not impaired [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,231	1,318
Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	626	644
Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	332	327
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	1,957	2,045
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	407	443
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	930	983
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	373	375
Later than one month and not later than two months [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	247	244
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	768	798
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	129	111
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Consumer instalment and other personal [Member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	301	335
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Credit card [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	253	269
Later than two months and not later than three months [member] | Financial assets past due but not impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross Loans	$ 85	$ 83